S000003883 [Member] Expense Example, No Redemption - Putnam VT Small Cap Growth Fund	Dec. 31, 2025 USD ($)
Class IA Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 89
Expense Example, No Redemption, 3 Years	289
Expense Example, No Redemption, 5 Years	505
Expense Example, No Redemption, 10 Years	1,127
Class IB Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	114
Expense Example, No Redemption, 3 Years	367
Expense Example, No Redemption, 5 Years	640
Expense Example, No Redemption, 10 Years	$ 1,416